JOHN HANCOCK MUNICIPAL SECURITIES TRUST

601 Congress Street

Boston, MA  02210

June 29, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Municipal Securities Trust (the “Trust”), on behalf of:

John Hancock High Yield Municipal Bond Fund

John Hancock Tax-Free Bond Fund (collectively, the “Funds”)

File Nos. 033-32246; 811-05968

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplement filed with the Securities and Exchange Commission on June 11, 2018 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-18-003767), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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